Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Crude oil	$ 4,498	$ 5,610
Natural gas	265	222
Emission allowances	1,297	1,193
Refined petroleum and petrochemical products	8,791	11,714
Total current inventories	14,851	18,739
Trading inventories	292	182
Current inventories arising from extractive activities and current production supplies	15,143	18,921
Supplies	1,730	1,959
Total current inventories	16,873	20,880
Cost of inventories expensed in the income statement	$ 132,104	$ 209,672	$ 229,878